SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Jimi [Member]
Related Party Transaction [Line Items]
Due from related parties, current		¥ 1,134	¥ 67
Due to related parties, current		125	125
Other [Member]
Related Party Transaction [Line Items]
Due from related parties, current		227	135
Due to related parties, current		338	595
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, current	$ 192	1,361	202
Due to related parties, current	$ 498	3,535	10,608
Bixin [Member]
Related Party Transaction [Line Items]
Due to related parties, current		1,132	376
Jibi [Member]
Related Party Transaction [Line Items]
Due to related parties, current		809	618
Small Ye Group [Member]
Related Party Transaction [Line Items]
Due to related parties, current		691	691
Yunnong [Member]
Related Party Transaction [Line Items]
Due to related parties, current		351	728
Weixin [Member]
Related Party Transaction [Line Items]
Due to related parties, current		89	5,382
Xingsheng [Member]
Related Party Transaction [Line Items]
Due to related parties, current			1,209
Tianshi [Member]
Related Party Transaction [Line Items]
Due to related parties, current			¥ 884